Supplemental Cash Flow Information (Details) - Schedule of cash flows related to interest, leases, additional paid-in capital and capital expenditures included in property, plant and equipment - USD ($)
	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Supplemental disclosures:
Cash paid for interest	$ 3,000
Cash paid for amounts included in the measurement of operating lease liabilities	483,000	26,000
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	16,685,000	601,000	$ 600,687	$ 73,278
Other financing costs incurred but not yet paid	369,000		$ 24,668	$ 72,179
Capitalization of property, plant and equipment incurred but not yet paid	$ 231,000	$ 14,000